Assets and Liabilities at Fair Value Measured on Recurring Basis (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 789,176	$ 1,602,294	$ 2,001,325
Warrant Liabilities		0	238,796
Level 1 | Fair Value Measurements Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair Value	789,176	1,602,294	2,001,325
Warrant Liabilities, Fair Value			0
Level 2 | Fair Value Measurements Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair Value	0	0	0
Warrant Liabilities, Fair Value			0
Level 3 | Fair Value Measurements Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair Value	0	0	0
Warrant Liabilities, Fair Value			$ 238,796